OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	2022 £m	2021 £m	2020 £m
At 1 January	5,906	5,906	5,906
Issued during the year:
£750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities	750	–	–
	750	–	–
Repurchases and redemptions during the year	(1,359)	–	–
Profit for the year attributable to other equity holders	438	429	453
Distributions on other equity instruments	(438)	(429)	(453)
At 31 December	5,297	5,906	5,906